Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 2,335		$ 1,565
2024	1,913		1,612
Total future minimum lease payments	16,943		12,906
Less: imputed interest	(3,891)		(3,264)
Total lease liability	13,052		$ 9,642
Infinity Pharmaceuticals Inc [Member]
Leases [Abstract]
2023		$ 658
2024		334
Total future minimum lease payments	$ 800	992
Less: imputed interest		(75)
Total lease liability		$ 917		$ 1,436